Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
(12)	Employee Benefit Plans

(a) Employee Stock Option Plan

The Company’s stock option program is a long-term retention program that is intended to attract, retain, and provide incentives for talented employees, officers and directors, and to align stockholder and employee interests. The Company considers its option program critical to its operation and productivity.

Currently, the Company grants options from the 2010 Equity Incentive Plan (2010 Plan). The Company’s 2010 Plan was adopted on May 26, 2010, and the Company has reserved for issuance under the 2010 Plan 1.5 million common stock shares at December 31, 2012. Under the 2010 Plan, options can be granted to all employees, including executive officers, outside consultants and non-employee directors.

The Company’s 2000 Stock Option/Stock Issuance Plan adopted in June 2000, as amended and restated, (2000 Plan), provides for the issuance of options and other stock-based awards. The Company has reserved for issuance under the 2000 Plan 3.2 million common stock shares at December 31, 2012. The Company issues new shares upon the exercise of stock options. Any forfeitures or shares remaining under the plan are canceled and not available for reissue.

Options under the 2000 and the 2010 Plan, or the Plans, are generally for periods not to exceed 10 years and must be issued at prices not less than 85% of the estimated fair value of the shares of Common Stock on the date of grant as determined by the plan administrator. Options become vested and exercisable at such times and under such conditions as determined by the board of directors. Options generally vest over four years with 25% vesting after one year and the balance vesting monthly over the remaining period.

In the first quarter of 2012, the Company granted a total of 320,000 performance option awards to certain executives of the Company. The performance option awards are subject to potential early vesting based upon the achievement of certain milestones as follows: 25% to vest upon an initial public offering, 25% to vest upon achieving a revenue growth rate of at least 8% per year for two consecutive years, and an additional 50% will vest upon the achievement on an initial public offering and achieving consecutive growth rates.

In the third quarter of 2012, the Company granted a total of 37,500 performance option award to an executive of the Company. The performance option award is subject to the following vesting criteria: None of the options shall vest until September 18, 2019, provided however, that the shares shall immediately vest and become exercisable upon the achievement of the following milestone: the shares shall immediately vest and become exercisable upon achieving a revenue growth rate of at least 10% per year for two consecutive years.

Stock-based compensation is classified in the consolidated statements of operations in the same expense line items as cash compensation. None of the stock-based compensation cost was capitalized as amounts were immaterial. Amounts recorded as expense in the consolidated statements of operations are as follows (in thousands):

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$312	$219	$282
Technology and development	282	256	323
Sales and marketing	422	391	476
General and administrative	1,388	1,378	2,669

Total	$2,404	$2,244	$3,750

As of December 31, 2012, there was $6.0 million of total unrecognized compensation cost related to unvested stock-based employee compensation arrangements that are expected to vest. The cost is expected to be recognized over a weighted average period of approximate 3.61 years, as of December 31, 2012.

The following table summarizes the weighted-average fair value of stock options granted:

	Year Ended December 31,
	2010	2011	2012
Stock options granted (in thousands)	1,137	139	983
Weighted average fair value at date of grant	$2.88	$6.09	$5.83

Stock option activity for the year ended December 31, 2011 and 2012 is as follows (shares in thousands):

	Shares	Weighted average exercise price	Remaining contractual term (years)	Aggregate intrinsic value (dollars in thousands)
December 31, 2010	4,507	$7.16	7.51	$17,213
Granted	139	11.24
Exercised	(20)	1.33
Forfeited	(86)	7.89

Outstanding as of December 31, 2011	4,540	$7.29	6.62	$10,888

Vested and expected to vest at December 31, 2011	4,327	$7.28	6.54	$10,008
Exercisable at December 31, 2011	4,540	$7.29	6.62	$10,888
Granted	983	10.66
Exercised	(702)	6.26
Forfeited	(206)	8.34

Outstanding as of December 31, 2012	4,615	$8.11	6.54	$44,801

Vested and expected to vest at December 31, 2012	4,559	$8.04	6.53	$26,344
Exercisable at December 31, 2012	3,549	$7.52	5.83	$30,277

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was less than one hundred thousand dollars, $0.2 million and $8.1 million, respectively. Cash received from option exercise under all share-based payment arrangements for both the years ended December 31, 2010 and 2011 was less than one hundred thousand dollars and $4.4 million for the year ended December 31, 2012. The actual tax benefit realized for the gross tax deductions from option exercise of the share-based payment arrangements totaled less than one hundred thousand dollars for the both the years ended December 31, 2010 and 2011, and $3.2 million for the year ended December 31, 2012.

(b) Valuation Assumptions

The Company calculated the fair value of each option award on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2010	2011	2012
Weighted average fair value of underlying stock per share	$5.58	$11.24	$10.66
Expected volatility	48.33%	55.78%	52.79%
Risk-free interest rate	2.43%	2.58%	1.26%
Expected term	6.9 years	5.9 years	6.6 years
Dividend yield	—%	—%	—%

Stock-based compensation cost is measured at the grant date based on the fair value of the award. The determination of the fair value of stock-based awards on the date of grant using an option pricing model is affected by the Company’s stock price as well as assumptions regarding a number of complex and subjective variables. Expected volatility is determined using weighted average volatility of peer publicly traded companies. The risk-free interest rate is determined by using published zero coupon rates on treasury notes with remaining terms similar to the expected term on the options. The dividend yield of zero is based on the fact that the Company expects to invest cash in operations and has never paid cash dividends on Common Stock. The Company uses the “simplified” method to estimate expected term as determined under SAB 107 due to the lack of option exercise history as a public company.

The fair value of each option grant under the performance share option plan was estimated on the date of grant using the same option valuation model used for options granted under the employee share option plan and assumes that performance goals will be achieved. These awards will continue to vest through a term of 7 years from date of grant. As of December 31, 2012, 0.6 million shares were unvested.

Stock-based compensation expense is recognized in the consolidated statements of operations based on awards ultimately expected to vest, it is reduced for estimated pre-vest forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. In addition, ASC 718 requires that compensation cost recognized at any date must be at least equal to the amount attributable to options that are vested at that date. The Company calculates an adjustment of its compensation costs to the vested amounts on a quarterly basis. The pre-vesting of forfeitures is estimated based on weighted average historical forfeiture rates. Under the provisions of ASC 718, the Company will record additional expense if the actual forfeiture rate is lower than estimated, and will record a recovery of prior expense if the actual forfeiture rate is higher than estimated.

(c) Employee Stock Purchase Plan

Concurrent with the closing of our IPO in May 2012, the Company established the 2012 Employee Stock Purchase Plan (ESPP) which is intended to qualify under Section 423 of the Internal Revenue Code of 1986. The ESPP allows eligible employee participants to purchase shares of the Company’s common stock at a discount through payroll deductions. The Company’s executive officers and all of its other employees will be allowed to participate in the ESPP. A total of 500,000 shares of the Company’s common stock will be made available for sale under the ESPP. In addition, the ESPP provides for annual increases in the number of shares available for issuance under the ESPP on the first day of each fiscal year beginning with the 2012 fiscal year, equal to the least of:

•	500,000 shares of common stock;

•	1% of the outstanding shares of our common stock as of the last day of our immediately preceding fiscal year; or

•	such other amount as may be determined by the board.

Under the ESPP, employees are eligible to purchase common stock through payroll deductions of up to 25% of their eligible compensation, subject to any plan limitations. The ESPP has four consecutive offering periods of approximately three months in length during the year and the purchase price of the shares will be 85% of the lower of the fair value of our common stock on the first trading day of the offering period or on the last day of the offering period.

(d) 401(k) Plan

The Company participates in the WageWorks 401(k) Plan, or 401(k) Plan, a tax-deferred savings plan covering all of its employees working more than 1,000 hours per year. Employees become participants in the 401(k) Plan on the first day of any month following the first day of employment. Eligible employees may contribute up to 85% of their compensation to the 401(k) Plan, limited to the maximum allowed under the Internal Revenue Code, or the Code. The Company, at its discretion, may match up to 25% of the first 6% of employees’ contributions and may make additional contributions to the 401(k) Plan. The Company contributed approximately $0.3 million for both 2010 and 2011 and $0.7 million for 2012.